Investments in Affiliates (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Investments in and Advances to Affiliates [Line Items]
Total	¥ 587,517	¥ 404,783
Teamhead Automobile [Member]
Investments in and Advances to Affiliates [Line Items]
Total	119	160
Puyi [Member]
Investments in and Advances to Affiliates [Line Items]
Total		11,350
CNFinance [Member]
Investments in and Advances to Affiliates [Line Items]
Total	¥ 404,623	¥ 576,048